Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth additional compensation information of our PEO and our other Named Executives (averaged) along with our TSR, peer group TSR, Net Income and Adjusted EBITDA during each of fiscal 2021, fiscal 2022, fiscal 2023 and fiscal 2024. This information is disclosed per the requirements of Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K.
	Summary Compensation Table Total for PEO(a)(b) ($)	Compensation Actually Paid to PEO(a)(b) ($)	Average Summary Compensation Table for Other NEOs(a)(b) ($)	Average Compensation Actually Paid to Other NEOs(a)(b) ($)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return(d) ($)	Peer Group Total Shareholder Return(d)(e) ($)	Net Income ($)	Adjusted EBITDA(c) ($)
2024	2,905,029	2,853,351	897,560	907,647	176	121	22,505,000	98,110,000
2023	8,680,638	5,157,171	1,565,302	910,236	196	98	24,770,000	96,500,000
2022	3,056,878	7,194,627	555,704	890,973	221	80	19,383,000	79,415,000
2021	2,427,405	4,322,591	765,929	1,010,845	135	110	10,366,000	48,261,000

(a)
Our PEO and Other Named Executives for each reported fiscal year were:

Year	PEO	Other NEOs
2024	Ronald E. Konezny	James J. Loch, David H. Sampsell, Terrence G. Schneider, and James E. Freeland
2023	Ronald E. Konezny	James J. Loch, David H. Sampsell, Terrence G. Schneider, and Radha R. Chavali
2022	Ronald E. Konezny	James J. Loch, David H. Sampsell, Terrence G. Schneider, Radha R. Chavali, Tracy L. Roberts, and Kevin C. Riley
2021	Ronald E. Konezny	James J. Loch, David H. Sampsell, Tracy L. Roberts, Kevin C. Riley, and Michael A. Ueland

(b)
SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A reconciliation of the SCT totals to CAP to our PEO and our Other NEOs (as an average) is shown below:

	2024		2023		2022		2021
Adjustments(1)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	2,905,029	897,560	8,680,638	1,565,302	3,056,878	555,704	2,427,405	765,929
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	(1,902,750)	(494,470)	(6,914,355)	(947,441)	(1,428,595)	(236,131)	(1,640,833)	(333,403)
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,130,244	545,431	4,591,431	621,982	2,701,902	453,599	2,022,626	459,553
	2024		2023		2022		2021
Adjustments(1)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
+/- The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year	(128,919)	4,011	(1,203,605)	(187,270)	2,990,479	331,887	1,231,195	216,009
+/- The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year	(150,253)	(44,886)	3,063	(142,337)	(126,037)	(22,899)	282,198	24,813
Subtract fair value at end of prior fiscal year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	(191,187)	—	(122,056)
Compensation Actually Paid (as calculated)	2,853,351	907,647	5,157,171	910,236	7,194,627	890,973	4,322,591	1,010,845

(1)
Rows reporting the following adjustments were omitted from this table because they were not applicable: (i) aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT; (ii) service cost; (iii) prior service cost; and (iv) dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the fair value of the award or the SCT total compensation for the covered fiscal year.

(c)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to our Company’s performance, is Adjusted EBITDA. Adjusted EBITDA is EBITDA adjusted for stock-based compensation expense, acquisition-related expenses, restructuring charges and reversals and changes in fair value of contingent consideration is useful to investors to evaluate our core operating results and financial performance because it excludes items that are significant non-cash or non-recurring expenses reflected in the consolidated statements of operation.

(d)
Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on September 30, 2020 (the last trading day of fiscal 2020) through and including the end of each fiscal year reported in the table.

(e)
Our peer group used for the TSR calculation is the Nasdaq Telecommunications Index, which is the same “peer index” used in the performance graph appearing in our annual report on Form 10-K.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(a)
Our PEO and Other Named Executives for each reported fiscal year were:

Year	PEO	Other NEOs
2024	Ronald E. Konezny	James J. Loch, David H. Sampsell, Terrence G. Schneider, and James E. Freeland
2023	Ronald E. Konezny	James J. Loch, David H. Sampsell, Terrence G. Schneider, and Radha R. Chavali
2022	Ronald E. Konezny	James J. Loch, David H. Sampsell, Terrence G. Schneider, Radha R. Chavali, Tracy L. Roberts, and Kevin C. Riley
2021	Ronald E. Konezny	James J. Loch, David H. Sampsell, Tracy L. Roberts, Kevin C. Riley, and Michael A. Ueland

Peer Group Issuers, Footnote	(e) Our peer group used for the TSR calculation is the Nasdaq Telecommunications Index, which is the same “peer index” used in the performance graph appearing in our annual report on Form 10-K.
PEO Total Compensation Amount	$ 2,905,029	$ 8,680,638	$ 3,056,878	$ 2,427,405
PEO Actually Paid Compensation Amount	$ 2,853,351	5,157,171	7,194,627	4,322,591
Adjustment To PEO Compensation, Footnote
(b)
SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A reconciliation of the SCT totals to CAP to our PEO and our Other NEOs (as an average) is shown below:

	2024		2023		2022		2021
Adjustments(1)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	2,905,029	897,560	8,680,638	1,565,302	3,056,878	555,704	2,427,405	765,929
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	(1,902,750)	(494,470)	(6,914,355)	(947,441)	(1,428,595)	(236,131)	(1,640,833)	(333,403)
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,130,244	545,431	4,591,431	621,982	2,701,902	453,599	2,022,626	459,553
	2024		2023		2022		2021
Adjustments(1)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
+/- The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year	(128,919)	4,011	(1,203,605)	(187,270)	2,990,479	331,887	1,231,195	216,009
+/- The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year	(150,253)	(44,886)	3,063	(142,337)	(126,037)	(22,899)	282,198	24,813
Subtract fair value at end of prior fiscal year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	(191,187)	—	(122,056)
Compensation Actually Paid (as calculated)	2,853,351	907,647	5,157,171	910,236	7,194,627	890,973	4,322,591	1,010,845

Non-PEO NEO Average Total Compensation Amount	$ 897,560	1,565,302	555,704	765,929
Non-PEO NEO Average Compensation Actually Paid Amount	$ 907,647	910,236	890,973	1,010,845
Adjustment to Non-PEO NEO Compensation Footnote
(b)
SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A reconciliation of the SCT totals to CAP to our PEO and our Other NEOs (as an average) is shown below:

	2024		2023		2022		2021
Adjustments(1)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	2,905,029	897,560	8,680,638	1,565,302	3,056,878	555,704	2,427,405	765,929
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	(1,902,750)	(494,470)	(6,914,355)	(947,441)	(1,428,595)	(236,131)	(1,640,833)	(333,403)
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,130,244	545,431	4,591,431	621,982	2,701,902	453,599	2,022,626	459,553
	2024		2023		2022		2021
Adjustments(1)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
+/- The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year	(128,919)	4,011	(1,203,605)	(187,270)	2,990,479	331,887	1,231,195	216,009
+/- The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year	(150,253)	(44,886)	3,063	(142,337)	(126,037)	(22,899)	282,198	24,813
Subtract fair value at end of prior fiscal year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	(191,187)	—	(122,056)
Compensation Actually Paid (as calculated)	2,853,351	907,647	5,157,171	910,236	7,194,627	890,973	4,322,591	1,010,845

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Important Financial Performance Measures
Listed below are five financial performance measures Digi believes are the most important ones we use to link the compensation actually paid to our Named Executives to our performance:

Adjusted EBITDA
ARR
Relative TSR
Net Income
Revenue

Total Shareholder Return Amount	$ 176	196	221	135
Peer Group Total Shareholder Return Amount	121	98	80	110
Net Income (Loss)	$ 22,505,000	$ 24,770,000	$ 19,383,000	$ 10,366,000
Company Selected Measure Amount	98,110,000	96,500,000	79,415,000	48,261,000
PEO Name	Ronald E. Konezny
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(c)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to our Company’s performance, is Adjusted EBITDA. Adjusted EBITDA is EBITDA adjusted for stock-based compensation expense, acquisition-related expenses, restructuring charges and reversals and changes in fair value of contingent consideration is useful to investors to evaluate our core operating results and financial performance because it excludes items that are significant non-cash or non-recurring expenses reflected in the consolidated statements of operation.

Measure:: 2
Pay vs Performance Disclosure
Name	ARR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Subtract SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,902,750)	$ (6,914,355)	$ (1,428,595)	$ (1,640,833)
PEO | Fair Value at Year-end of Awards Granted During The Covered Fiscal Year That Are Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,130,244	4,591,431	2,701,902	2,022,626
PEO | The Difference Between Fair Value of Awards From The End of The Prior Fiscal Year to The End of The Covered Fiscal Year For Awards Granted in Any Prior Fiscal Year That Are Outstanding and Unvested at The End of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,919)	(1,203,605)	2,990,479	1,231,195
PEO | The Change in Fair Value From The End of The Prior Fiscal Year to The Vesting Date for Awards Granted in Any Prior Fiscal Year Which Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,253)	3,063	(126,037)	282,198
PEO | Subtract Fair Value at End of Prior Fiscal Year for Awards Granted in Any Prior Fiscal Year That Fail to Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Subtract SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(494,470)	(947,441)	(236,131)	(333,403)
Non-PEO NEO | Fair Value at Year-end of Awards Granted During The Covered Fiscal Year That Are Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	545,431	621,982	453,599	459,553
Non-PEO NEO | The Difference Between Fair Value of Awards From The End of The Prior Fiscal Year to The End of The Covered Fiscal Year For Awards Granted in Any Prior Fiscal Year That Are Outstanding and Unvested at The End of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,011	(187,270)	331,887	216,009
Non-PEO NEO | The Change in Fair Value From The End of The Prior Fiscal Year to The Vesting Date for Awards Granted in Any Prior Fiscal Year Which Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,886)	(142,337)	(22,899)	24,813
Non-PEO NEO | Subtract Fair Value at End of Prior Fiscal Year for Awards Granted in Any Prior Fiscal Year That Fail to Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (191,187)	$ (122,056)